Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 5,452.85
Total Fee Amount	5,452.85
Total Transaction Valuation	39,484,825.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A